OTHER LIABILITIES - Disclosure Of Other Liabilities Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	£ 75	£ 91
Other	2,169	1,791
Other liabilities	£ 2,244	£ 1,882